                                 SMITH BARNEY
                               MONEY FUNDS, INC.

                      ANNUAL REPORT  |  DECEMBER 31, 2002


                               [LOGO]Smith Barney
                                     Mutual Funds

                Your Serious Money. Professionally Managed./R/

           Your Serious Money. Professionally Managed is a registered service mark of Salomon Smith Barney Inc.

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                            LETTER FROM THE CHAIRMAN

[PHOTO]

R. JAY GERKEN
Chairman, President and
Chief Executive Officer


Dear Shareholder:

Please allow me to introduce myself as the new Chairman, President and Chief Executive Officer of the Smith Barney Money Funds, Inc. ("Fund"), replacing Heath B. McLendon, who has been appointed Chairman of Salomon Smith Barney Inc.'s new Equity Research Policy Committee. On behalf of all our shareholders and the Fund's Board of Directors, I would like to extend my deepest gratitude to Heath for his years of service and for his dedication to keeping shareholders' needs as the firm's top priority. I look forward to keeping you informed about the investment perspectives of the Fund's management team by regularly providing you with these shareholder letters in the future.

To better acquaint you with my experience, I am currently a managing director of Salomon Smith Barney Inc., and I have previously managed the Smith Barney Growth and Income Fund for six years; developed and managed the Smith Barney Allocation Series Inc. from its inception in 1996 through the end of 2001; and was responsible for the investment design and implementation of Citigroup Asset Management's college savings programs with the states of Illinois and Colorado.

I am pleased to provide the annual report for the Fund for the year ended December 31, 2002. In this report, the Fund's managers summarize what they believe to be the period's prevailing economic and market conditions and outline the Fund's investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. I hope you find this report to be useful and informative.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken
Chairman, President and
Chief Executive Officer


     1 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

                            LETTER FROM THE MANAGER


Performance Review
The chart below shows yields for the seven-day period ended December 31, 2002 for the Cash, Government and Retirement Portfolios ("Portfolio(s)") that make up the Fund.

[PHOTO]

MARTIN R. HANLEY
Vice President and
Investment Officer

[PHOTO]

KEVIN KENNEDY
Vice President and
Investment Officer

               Smith Barney Money Funds' Yields (Class A Shares)

            Portfolio  Seven-Day Yield Seven-Day Effective Yield/1/
            ---------  --------------- ---------------------------
            Cash            0.91%                 0.92%

            Government      0.86                  0.86

            Retirement      0.78                  0.78

Investment Strategies
Each Portfolio seeks maximum current income and preservation of capital.

Cash and Retirement Portfolios
The Cash and Retirement Portfolios invest in high-quality, U.S. dollar-denominated short-term debt securities. These may include obligations issued by U.S. and foreign banks, the U.S. government, its agencies or instrumentalities, U.S. states and municipalities/2/ and U.S. and foreign corporate issuers. Each portfolio will invest at least 25% of its assets in obligations of domestic and foreign banks. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.



--------
1The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Portfolio or the Class is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.
2Please note a portion of the Portfolio's income may be subject to the Alternative Minimum Tax ("AMT"). Capital gains, if any, are fully taxable. Please consult your personal tax adviser.



     2 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

Government Portfolio
The Government Portfolio invests exclusively in U.S. government obligations, including mortgage-backed securities and related repurchase agreements. These securities may pay interest at fixed, floating or adjustable rates. Please note that your investment is neither insured nor guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio Manager Market Overview
Macroeconomic fundamentals such as perceptions of benign inflation, slow economic growth and historically low interest rates, in our view, prompted many investors concerned about equity market volatility to shift their money from equities into fixed-income investment instruments during 2002.

In contrast to 2001, when the Federal Open Market Committee ("FOMC")/3/ cut the short-term federal funds rate ("fed funds rate")/4/ on 11 occasions to help stimulate economic activity, the FOMC refrained from reducing its target for the rate during the first 10 months of 2002. During this time, amid investors' concerns about reports of fraudulent corporate accounting practices at several high-profile firms and uncertainties about the strength of the U.S. economy, prices of high-grade fixed-income securities, particularly U.S. Treasuries, benefited from "flight-to-quality" buying as investors sought less-volatile investment alternatives.

As the reporting period advanced, the release of new economic data prompted investors to question the momentum behind an economic recovery. Short-term yields dropped lower in the second half of the calendar year, as it appeared that the U.S. economy would continue to grow at a below-trend pace through the remainder of 2002. In response, on November 6th the FOMC reduced its target for the fed funds rate by half a percentage point to a 40-year low of 1.25%. From our perspective, geopolitical concerns, falling equity prices and the reluctance on the part of corporate America to shift from a cost-cutting to a spending-and-hiring mode reinforced the widespread view among investors that the economic recovery was not coming along as many had anticipated.

--------
3The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.
4The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.


     3 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

Portfolio Manager Fund Overview
Supply of investment-grade commercial paper contracted during 2002. Many corporations had less of a need to borrow capital, as they had cut back on business investment and capital expenditures. Still, other firms focused more on liquidity and repairing their financial health as short-term debt was termed out and maturities were extended. In terms of our investment approach given these market considerations, we purchased high-quality bank certificates of deposits, government securities and asset-backed securities. In the government market, especially during the latter part of 2002, we observed an increase in short-dated government agency discount notes to replace maturing medium-dated callable securities.

Portfolio Manager Market Outlook
As 2003 gets underway, the U.S. economy is facing many obstacles on its course towards establishing a more solid growth path. However, we believe the seeds continue to be sown for what could be a stronger rebound than anticipated toward the latter part of the year. Monetary and fiscal policies are extremely stimulative and selected economic indicators have improved over prior periods (e.g., manufacturing data from the Institute of Supply Management ("ISI") and jobless claims data). Commodity prices have risen quite sharply versus prior periods, and mortgage refinancings continue to be reported at a strong pace, positively impacting consumer balance sheets. We believe these factors bode well for a strong recovery beginning in the middle of 2003. We believe that Fed policy will essentially remain stable over the next several months and that the next move in short-term interest rates may be higher rather than lower. Given that prices of fixed-income securities, particularly those with longer-term maturities, move inversely to interest rates and yields, we believe that in anticipation of a rate hike, the combination of scenarios above could likely lead to a steeper yield curve/5/ (i.e., the gap between yields on fixed-income securities with longer-term maturities versus those on shorter-term issues will likely widen) during the first half of 2003.

Portfolio Manager Fund Outlook
Currently, the short-term yield curve is fairly flat and we do not believe that investing in issues with extended maturities would generate significant rewards for investors. In our view, a series of critical events have added uncertainty to the marketplace, and the potential for war with Iraq is at the forefront. The sooner

--------
5The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.


     4 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders this issue can be resolved, the more focused investors may become on the economy. Given our aforementioned market outlook, our investment tactics call for maintaining neutral average maturities in the portfolios and seeking issues with extended maturities only when more competitive yields present themselves.

Thank you for your investment in the Smith Barney Money Funds, Inc. We look forward to continuing to help you meet your investment objectives.

Sincerely,

/s/ Martin R. Hanley                  /s/ Kevin Kennedy
Martin R. Hanley                      Kevin Kennedy
Vice President and                    Vice President and
Investment Officer                    Investment Officer

January 14, 2003

The information provided in this commentary by the portfolio managers represents the opinion of the portfolio managers and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed are those of the portfolio managers and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentage of the Fund's assets in various sectors will remain the same. Please refer to pages 6 through 13 for a list and percentage breakdown of the Fund's holdings. Also, please note that any discussion of the Fund's holdings, the Fund's performance and the portfolio managers' views are as of December 31, 2002 and are subject to change.


     5 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS                                      DECEMBER 31, 2002

                                     CASH PORTFOLIO

    FACE                                                     ANNUALIZED
   AMOUNT                      SECURITY                        YIELD           VALUE
-----------------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 7.3%
$130,000,000 Federal Home Loan Bank
              mature 1/29/03 to 4/23/03                    1.71% to 1.76% $   129,608,233
 578,939,000 Federal Home Loan Mortgage Corp.
              mature 1/2/03 to 4/25/03                      1.25 to 2.57      578,243,698
 979,702,000 Federal National Mortgage Association
              mature 1/29/03 to 4/30/03                     1.25 to 2.61      976,601,584
-----------------------------------------------------------------------------------------
             TOTAL U.S. AGENCIES AND INSTRUMENTALITIES
             (Cost -- $1,684,453,515)                                       1,684,453,515
-----------------------------------------------------------------------------------------
CORPORATE NOTES -- 0.4%
 100,202,000 Witmer Funding matures 2/4/03
             (Cost -- $100,065,725)                             1.44          100,065,725
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 3.1%
 200,000,000 Links Finance LLC mature 3/27/03 to 9/30/03+   1.39 to 1.40      199,991,444
 200,000,000 PACE mature 5/15/03 to 12/15/03+                   1.42          200,000,000
 200,000,000 Sigma Finance Inc. mature 7/7/03 to 7/22/03+   1.35 to 1.39      199,989,198
 116,000,000 Sparcs Trust matures 6/16/03+                      1.58          116,000,000
-----------------------------------------------------------------------------------------
             TOTAL ASSET-BACKED SECURITIES
             (Cost -- $715,980,642)                                           715,980,642
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 43.7%
 125,000,000 Abbey National North America
              mature 2/13/03 to 2/14/03                         1.32          124,801,083
 114,746,000 ABN AMRO Bank N.V.
              mature 1/21/03 to 1/28/03                     1.31 to 2.23      114,571,018
 181,533,000 ABSC Capital Corp. mature 1/13/03 to 3/10/03   1.37 to 1.52      181,309,932
 190,000,000 Amstel Funding Corp. mature 1/8/03 to 3/10/03  1.37 to 1.75      189,663,678
 210,500,000 ANZ Delaware Inc. mature 1/16/03 to 2/12/03    1.31 to 1.34      210,269,246
 180,000,000 Aquinas Funding LLC
              mature 1/10/03 to 4/15/03                     1.36 to 1.71      179,593,306
 100,000,000 Aspen Funding matures 1/6/03                       1.59           99,977,917
  55,000,000 Asset Portfolio Funding matures 1/17/03            1.40           54,965,778
 100,000,000 Banc One Corp. matures 1/10/03                     1.71           99,957,500
  50,000,000 Bank of Nova Scotia matures 2/18/03                1.33           49,911,333
  25,000,000 Barclays US Funding matures 3/13/03                1.33           24,934,424
 100,000,000 BNP Paribas Finance Inc. matures 4/2/03            1.33           99,666,333
 271,000,000 CBA Finance Inc. mature 1/6/03 to 3/20/03      1.32 to 1.36      270,781,284
  30,000,000 Coca-Cola Co. matures 2/10/03                      1.29           29,957,000
 195,050,000 Compass Securitization LLC
              mature 1/21/03 to 3/17/03                     1.35 to 1.39      194,726,930
 324,100,000 Danske Corp. mature 1/21/03 to 3/12/03         1.31 to 1.77      323,643,605
 250,000,000 Dexia Delaware LLC mature 1/27/03 to 2/13/03   1.32 to 1.35      249,644,561
 110,000,000 Edison Asset Securitization
              mature 1/13/03 to 3/3/03                      1.33 to 1.71      109,820,767


                      See Notes to Financial Statements.


     6 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2002

                                CASH PORTFOLIO

    FACE                                                       ANNUALIZED
   AMOUNT                        SECURITY                        YIELD          VALUE
------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 43.7% (continued)
$156,266,000 Enterprise Funding Corp.
              mature 1/17/03 to 2/14/03                            1.35%   $   156,155,161
  50,177,000 Erasmus Capital Corp. matures 2/13/03                1.34          50,097,288
 165,000,000 Falcon Asset Securitization Corp.
              mature 1/14/03 to 1/22/03                       1.34 to 1.38     164,887,028
 175,000,000 Gemini Securitization Corp.
              mature 1/8/03 to 1/23/03                        1.35 to 1.58     174,884,347
  50,000,000 General Electric Capital Corp. matures 3/17/03       1.33          49,862,500
 108,303,000 Giro Balanced Funding Corp.
              mature 1/10/03 to 1/15/03                       1.38 to 1.73     108,254,984
 151,780,000 Giro Multi-Funding Corp.
              mature 1/15/03 to 1/21/03                       1.37 to 1.39     151,675,191
 170,000,000 Goldman, Sachs & Co. mature 1/23/03 to 2/12/03   1.32 to 1.76     169,767,442
  50,000,000 Grampian Funding PLC matures 1/31/03                 1.39          49,942,083
 321,694,000 HBOS Treasury Service PLC
              mature 1/13/03 to 2/26/03                       1.32 to 1.77     321,178,182
 100,000,000 ING US Funding LLC
              mature 1/22/03 to 1/28/03                       1.35 to 1.64      99,899,500
  95,895,000 Ivory Funding Corp. mature 1/7/03 to 2/12/03     1.37 to 1.73      95,807,311
 100,000,000 J.P. Morgan Chase & Co. matures 1/15/03              1.71          99,933,889
  51,625,000 Jupiter Securitization Corp. matures 1/22/03         1.39          51,583,141
  95,130,000 Kitty Hawk Inc. mature 1/14/03 to 2/27/03        1.34 to 1.35      95,009,874
 190,069,000 Lake Constance Funding mature 1/10/03 to 4/8/03  1.38 to 1.39     189,713,579
  50,000,000 Links Finance LLC matures 2/13/03                    1.35          49,919,972
 274,350,000 Lloyds TSB Bank mature 2/7/03 to 3/20/03         1.30 to 1.64     273,738,745
  50,000,000 Mane Funding Corp. matures 2/4/03                    1.39          49,934,361
 100,000,000 Market Street Funding matures 1/10/03                1.35          99,966,250
 120,093,000 Mont Blanc Capital Corp. mature 1/6/03 to 3/6/03 1.34 to 1.71     119,876,853
 350,000,000 Morgan Stanley mature 2/11/03 to 2/25/03         1.32 to 1.35     349,391,514
 100,000,000 Moriarty Ltd. matures 2/14/03                        1.36          99,833,778
 125,000,000 National Australia Funding matures 1/6/03            1.34         124,976,736
 103,540,000 Ness LLC mature 2/3/03 to 2/20/03                1.33 to 1.68     103,376,301
  50,000,000 Nestle Capital Corp. matures 1/24/03                 1.62          49,948,569
  50,000,000 Newport Funding matures 1/7/03                       1.71          49,985,833
 285,000,000 Nieuw Amsterdam Receivables Corp.
              mature 1/17/03 to 2/21/03                       1.36 to 1.40     284,621,847
 395,000,000 Nordea North America, Inc.
              mature 1/16/03 to 3/5/03                        1.32 to 1.35     394,456,191
 256,230,000 Old Line Funding Corp.
              mature 1/6/03 to 2/26/03                        1.33 to 1.38     256,069,884
 150,000,000 Paradigm Funding LLC mature 1/27/03 to 1/28/03   1.36 to 1.37     149,849,291
 125,000,000 Pennine Funding mature 2/11/03 to 3/4/03         1.54 to 1.68     124,707,278
 107,078,000 Perry Global Funding LLC
              mature 2/27/03 to 3/6/03                        1.35 to 1.37     106,833,915


                      See Notes to Financial Statements.


     7 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2002

                                CASH PORTFOLIO

    FACE                                                        ANNUALIZED
   AMOUNT                        SECURITY                         YIELD           VALUE
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 43.7% (continued)
$150,000,000 Polonius Inc. mature 1/10/03 to 1/27/03          1.38% to 1.44% $   149,901,833
 246,260,000 Preferred Receivable Funding
              mature 1/8/03 to 1/31/03                         1.33 to 1.35      246,150,840
 303,942,000 Quincy Capital Corp. mature 1/7/03 to 1/28/03     1.34 to 1.37      303,702,830
  98,323,000 Receivable Capital Corp.
              mature 1/7/03 to 1/16/03                         1.32 to 1.35       98,276,160
 158,350,000 Royal Bank of Canada
              mature 2/5/03 to 2/19/03                         1.31 to 1.76      158,064,567
 310,070,000 Royal Bank of Scotland
              mature 1/6/03 to 2/5/03                          1.33 to 1.36      309,860,281
 154,855,000 Societe Generale N.A. Inc.
              mature 2/3/03 to 3/27/03                         1.32 to 1.77      154,532,164
 100,000,000 Special Purpose Accounts Receviables
              mature 2/10/03 to 2/12/03                            1.37           99,843,972
  50,000,000 Starbird Funding Corp. matures 1/15/03                1.39           49,972,972
 214,576,000 Svenska Handelsbanken
              mature 1/21/03 to 4/17/03                        1.32 to 1.74      214,023,233
 575,000,000 UBS Finance LLC
              mature 2/6/03 to 4/4/03                          1.33 to 1.74      573,751,944
  50,000,000 Unicredito Italiano Delaware matures 1/27/03          1.62           49,941,861
 200,000,000 Variable Funding Capital Corp.
              mature 1/8/03 to 1/23/03                         1.35 to 1.71      199,889,236
 180,000,000 Westpac Capital mature 2/12/03 to 3/25/03         1.31 to 1.36      179,549,217
--------------------------------------------------------------------------------------------
             TOTAL COMMERCIAL PAPER
             (Cost -- $10,111,795,623)                                        10,111,795,623
--------------------------------------------------------------------------------------------
PROMISSORY NOTE -- 1.3%
 300,000,000 Goldman, Sachs & Co. matures 2/24/03
             (Cost -- $300,000,000)                                1.45          300,000,000
--------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES -- 3.4%
 300,000,000 American Express Credit Corp. matures 4/8/03+         1.42          300,000,000
 300,000,000 General Electric Capital Corp. matures 12/17/03+      1.45          300,000,000
 200,000,000 Merrill Lynch & Co., Inc. matures 4/1/03+             1.41          199,995,055
--------------------------------------------------------------------------------------------
             TOTAL MEDIUM-TERM NOTES
             (Cost -- $799,995,055)                                              799,995,055
--------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 2.6%
 602,000,000 Wells Fargo Bank N.A. mature 1/29/03 to 2/27/03
             (Cost -- $602,000,725)                            1.31 to 1.62      602,000,725
--------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


     8 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2002

                                CASH PORTFOLIO

    FACE                                                       ANNUALIZED
   AMOUNT                       SECURITY                         YIELD          VALUE
------------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 36.0%
$350,000,000 Abbey National PLC mature 2/3/03 to 2/18/03     1.32% to 2.73% $  349,964,265
 350,000,000 ABN AMRO Bank N.V.
              mature 2/5/03 to 6/23/03                        1.33 to 1.35     349,996,023
 130,000,000 ANZ Banking Group Ltd.
              mature 1/7/03 to 1/17/03                        1.53 to 1.73     130,000,423
 485,000,000 Bank of Montreal mature 1/13/03 to 2/28/03       1.31 to 1.70     485,000,000
 290,000,000 Bank of Nova Scotia mature 2/20/03 to 3/11/03    1.30 to 1.34     290,002,706
 577,000,000 Barclays Bank mature 1/13/03 to 4/11/03          1.33 to 2.83     577,013,693
 205,000,000 Bayerische Landesbank mature 1/10/03 to 2/12/03  1.32 to 1.76     205,001,422
 520,000,000 BNP Paribas S.A. mature 1/6/03 to 4/9/03         1.32 to 1.81     520,010,112
 150,000,000 Canadian Imperial Bank Corp.
              matures 4/28/03+                                    1.34         149,975,880
 345,000,000 Canadian Imperial Bank of Commerce NY
              mature 1/6/03 to 3/31/03                        1.30 to 1.78     345,011,865
 275,000,000 Credit Agricole Indosuez
              mature 1/13/03 to 4/16/03                       1.33 to 2.68     274,997,631
 150,000,000 Credit Agricole Indosuez matures 4/28/03+            1.34         149,975,879
 150,000,000 Credit Lyonnais mature 3/11/03 to 3/18/03            1.34         150,003,054
  70,000,000 Danske Bank matures 2/7/03                           1.65          70,005,705
 238,500,000 Deutsche Bank mature 2/5/03 to 3/10/03               1.32         238,500,000
 150,000,000 Dexia Bank mature 1/29/03 to 3/6/03              1.33 to 1.75     150,002,358
 541,000,000 Dresdner Bank mature 1/24/03 to 4/22/03          2.38 to 2.77     540,942,481
 302,000,000 HBOS PLC mature 2/3/03 to 6/23/03                1.33 to 1.70     302,019,276
 335,000,000 Hessische Landesbank Ltd.
              mature 1/29/03 to 3/19/03                       1.33 to 1.80     335,025,519
 125,000,000 ING Bank N.V. mature 3/17/03 to 4/29/03              1.75         125,012,937
 340,000,000 Lloyds TSB Bank mature 1/27/03 to 3/26/03        1.31 to 1.70     340,011,046
 220,000,000 Rabobank mature 2/18/03 to 4/10/03               1.32 to 2.75     219,951,649
  64,000,000 Royal Bank of Canada matures 2/3/03                  1.68          64,001,164
 309,000,000 Royal Bank of Scotland Group PLC
              mature 1/8/03 to 4/14/03                        1.36 to 2.66     309,008,165
 246,000,000 Societe Generale mature 1/15/03 to 2/12/03       1.32 to 2.42     246,004,128
 200,000,000 Societe Generale matures 4/28/03+                    1.33         199,967,839
 183,000,000 Svenska Handelsbanken
              mature 1/6/03 to 2/13/03                        1.32 to 1.76     183,002,393
 343,000,000 Toronto Dominion mature 1/10/03 to 2/14/03       1.75 to 2.73     342,924,539
 100,000,000 UBS AG matures 2/18/03                               1.30         100,000,000
 200,000,000 Unicredito Italiano S.p.A.
              mature 1/15/03 to 3/19/03                       1.34 to 1.72     200,004,029
 400,000,000 Westdeutsche Landesbank
              mature 1/27/03 to 3/17/03                       1.32 to 2.28     400,000,000
------------------------------------------------------------------------------------------
             TOTAL FOREIGN CERTIFICATES OF DEPOSIT
             (Cost -- $8,343,336,181)                                        8,343,336,181
------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


     9 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2002

                                CASH PORTFOLIO

      FACE                                         ANNUALIZED
     AMOUNT                 SECURITY                 YIELD         VALUE
  ---------------------------------------------------------------------------
  TIME DEPOSITS -- 2.2%
  $302,195,000 Chase Manhattan Bank matures 1/2/03   1.25%    $   302,195,000
   200,000,000 HSBC Bank USA matures 1/2/03          1.25         200,000,000
  ---------------------------------------------------------------------------
               TOTAL TIME DEPOSITS
               (Cost -- $502,195,000)                             502,195,000
  ---------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100%
               (Cost -- $23,159,822,466*)                     $23,159,822,466
  ---------------------------------------------------------------------------

+Variable interest rate -- subject to period change.
*Aggregate cost for Federal income tax purposes is substantially the same.



                      See Notes to Financial Statements.

    10 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2002

                             GOVERNMENT PORTFOLIO

     FACE                                                         ANNUALIZED
    AMOUNT                         SECURITY                         YIELD          VALUE
---------------------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 86.8%
$   217,724,000 Federal Farm Credit Bank
                 mature 1/8/03 to 2/18/03                       1.25% to 1.71% $  217,532,403
    761,953,000 Federal Home Loan Bank
                 mature 1/3/03 to 5/15/03                        1.26 to 1.71     762,665,335
    736,591,000 Federal Home Loan Mortgage Corp.
                 mature 1/8/03 to 5/15/03                        1.27 to 2.57     739,087,305
  1,227,563,000 Federal National Mortgage Association
                 mature 1/10/03 to 5/30/03                       1.26 to 2.78   1,226,563,485
     35,000,000 U.S. Treasury Bills matures 5/22/03                  1.24          34,830,702
---------------------------------------------------------------------------------------------
                TOTAL U.S. AGENCIES AND INSTRUMENTALITIES
                (Cost -- $2,980,679,230)                                        2,980,679,230
---------------------------------------------------------------------------------------------
BANK NOTE -- 1.4%
     46,365,000 World Bank matures 2/3/03 (Cost -- $46,310,598)      1.28          46,310,598
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 11.8%
    200,000,000 Goldman, Sachs & Co., 1.20% due 1/2/03;
                 Proceeds at maturity -- $200,013,333;
                 (Fully collateralized by U.S. Treasury Notes,
                 3.000% to 6.500% due 10/15/06 to 7/15/12;
                 Market value -- $204,000,261)                                    200,000,000
      6,247,000 J.P. Morgan Chase & Co., 1.04% due 1/2/03;
                 Proceeds at maturity -- $6,247,361; (Fully
                 collateralized by U.S. Treasury Bills, 0.000%
                 due 1/2/03; Market value -- $6,374,490)                            6,247,000
    200,000,000 Merrill Lynch & Co., Inc., 1.20% due 1/2/03;
                 Proceeds at maturity -- $200,013,333;
                 (Fully collateralized by various U.S.
                 Government Agency Obligations, 0.000%
                 to 8.410% due 5/14/04 to 9/15/28;
                 Market value -- $204,000,712)                                    200,000,000
---------------------------------------------------------------------------------------------
                TOTAL REPURCHASE AGREEMENTS
                (Cost -- $406,247,000)                                            406,247,000
---------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 100%
                (Cost -- $3,433,236,828*)                                      $3,433,236,828
---------------------------------------------------------------------------------------------

*Aggregate cost for Federal income tax purposes is substantially the same.



                      See Notes to Financial Statements.

    11 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2002

                             RETIREMENT PORTFOLIO

   FACE                                                          ANNUALIZED
  AMOUNT                         SECURITY                          YIELD        VALUE
-----------------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 6.1%
$ 5,000,000 Federal Home Loan Bank matures 4/23/03                   1.71%   $  4,973,633
 25,000,000 Federal Home Loan Mortgage Corp.
             mature 1/2/03 to 2/6/03                            1.25 to 1.64   24,980,796
 20,000,000 Federal National Mortgage Association
             mature 3/26/03 to 4/30/03                          1.29 to 1.44   19,919,084
-----------------------------------------------------------------------------------------
            TOTAL U.S. AGENCIES AND INSTRUMENTALITIES
            (Cost -- $49,873,513)                                              49,873,513
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 45.0%
  5,000,000 Abbey National North America matures 2/14/03            1.32        4,991,933
  5,000,000 ANZ Delaware Inc. matures 1/22/03                       1.33        4,996,127
 10,000,000 Aquinas Funding LLC mature 1/10/03 to 3/5/03        1.36 to 1.71    9,986,063
 10,000,000 Banc One Corp. matures 1/9/03                           1.71        9,996,222
  5,000,000 Barclays US Funding matures 3/13/03                     1.33        4,986,885
  5,000,000 BNP Paribas Finance Inc. matures 4/2/03                 1.33        4,983,317
 20,000,000 CBA Finance Inc. mature 1/14/03 to 3/18/03          1.32 to 1.33   19,978,532
 20,000,000 Danske Corp. matures 1/21/03                            1.75       19,980,611
 15,000,000 Dexia Delaware LLC mature 2/12/03 to 3/10/03            1.32       14,972,133
  5,000,000 Edison Asset Securitization matures 3/3/03              1.33        4,988,817
 10,000,000 Falcon Asset Securitization Corp. matures 1/21/03       1.34        9,992,556
 25,000,000 General Electric Capital Corp.
             mature 1/9/03 to 3/17/03                           1.33 to 1.71   24,961,264
  5,000,000 Giro Multi-Funding Corp. matures 1/21/03                1.39        4,996,139
 20,000,000 Goldman, Sachs & Co. mature 1/23/03 to 2/12/03      1.32 to 1.34   19,972,806
  7,400,000 HBOS Treasury Services PLC
             mature 2/12/03 to 2/13/03                          1.34 to 1.43    7,388,023
 13,680,000 ING US Funding LLC mature 1/22/03 to 1/31/03        1.35 to 1.82   13,666,605
  5,000,000 Kitty Hawk Inc. matures 1/14/03                         1.35        4,997,563
 15,000,000 Lloyds TSB Bank mature 2/7/03 to 3/5/03             1.31 to 1.64   14,971,785
 25,000,000 Morgan Stanley mature 1/15/03 to 2/19/03            1.33 to 1.36   24,962,997
  5,000,000 Moriarty Ltd. matures 2/14/03                           1.36        4,991,689
 30,000,000 Nordea North America, Inc.
             mature 1/16/03 to 2/21/03                          1.32 to 1.35   29,950,438
  7,000,000 Quincy Capital Corp. matures 1/28/03                    1.36        6,992,860
 15,000,000 Receivable Capital Corp. matures 1/7/03                 1.35       14,996,637
 10,000,000 Royal Bank of Scotland mature 1/6/03 to 1/22/03     1.34 to 1.36    9,995,162
 20,000,000 Societe Generale N.A. Inc. mature 2/3/03 to 2/18/03 1.33 to 1.77   19,967,484
 12,000,000 Svenska Handelsbanken mature 1/21/03 to 3/27/03     1.32 to 1.74   11,977,689
 20,000,000 UBS Finance LLC mature 1/13/03 to 3/19/03               1.35       19,966,839
 25,000,000 Westpac Capital mature 2/12/03 to 3/25/03           1.31 to 1.36   24,940,322
-----------------------------------------------------------------------------------------
            TOTAL COMMERCIAL PAPER
            (Cost -- $369,549,498)                                            369,549,498
-----------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    12 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (CONTINUED)                          DECEMBER 31, 2002

                             RETIREMENT PORTFOLIO

   FACE                                                            ANNUALIZED
  AMOUNT                          SECURITY                           YIELD         VALUE
--------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 3.0%
$25,000,000 Wells Fargo Bank N.A. mature 1/30/03 to 2/27/03
            (Cost -- $24,999,933)                                1.31% to 1.62% $ 24,999,933
--------------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 42.3%
 10,000,000 Abbey National PLC matures 2/18/03                        1.32         9,999,984
 15,000,000 ABN AMRO Bank N.V. mature 2/27/03 to 3/17/03          1.33 to 1.34    15,000,039
 10,000,000 ANZ Banking Group Ltd. mature 1/7/03 to 1/17/03       1.53 to 1.73    10,000,022
 15,000,000 Bank of Montreal mature 1/14/03 to 2/20/03            1.32 to 1.34    15,000,000
 15,000,000 Bank of Nova Scotia mature 3/5/03 to 3/11/03          1.33 to 1.34    15,000,174
 25,000,000 Barclays Bank mature 1/13/03 to 4/10/03               1.33 to 1.73    25,000,768
 15,000,000 Bayerische Landesbank mature 1/21/03 to 2/12/03       1.32 to 1.76    15,000,172
 15,000,000 BNP Paribas S.A. mature 2/18/03 to 4/9/03             1.32 to 1.70    15,000,336
 25,000,000 Canadian Imperial Bank of Commerce NY
             mature 2/10/03 to 2/20/03                            1.31 to 1.78    25,003,109
 25,000,000 Credit Agricole Indosuez
             mature 1/13/03 to 2/13/03                            1.33 to 1.77    25,000,094
  5,000,000 Danske Bank matures 2/7/03                                1.65         5,000,408
 15,000,000 Deutsche Bank mature 2/5/03 to 3/10/03                    1.32        15,000,000
  5,000,000 Dresdner Bank matures 1/24/03                             2.57         4,999,119
 15,000,000 HBOS PLC mature 2/3/03 to 3/10/03                     1.33 to 1.70    15,002,210
 15,000,000 Hessiche Landesbank Ltd.
             mature 1/29/03 to 3/19/03                            1.34 to 1.72    15,000,854
  5,000,000 ING Bank N.V. matures 3/17/03                             1.75         5,000,102
 10,000,000 Lloyds TSB Bank mature 2/14/03 to 2/18/03                 1.32        10,000,025
 10,000,000 Rabobank matures 2/18/03                                  1.32         9,999,986
 15,000,000 Royal Bank of Canada mature 2/5/03 to 2/19/03         1.31 to 1.76    14,975,306
 15,000,000 Royal Bank of Scotland Group PLC
             mature 1/10/03 to 1/13/03                            1.36 to 1.70    14,999,909
  5,000,000 Societe Generale matures 2/12/03                          1.32         5,000,058
 10,000,000 Svenska Handelsbanken matures 2/13/03                     1.32         9,999,973
 17,000,000 Toronto Dominion mature 1/10/03 to 2/10/03            1.75 to 1.76    16,999,505
 20,000,000 Unicredito Italiano S.p.A. mature 1/15/03 to 3/18/03  1.34 to 1.72    20,000,930
 15,000,000 Westdeutsche Landesbank
             mature 2/18/03 to 3/17/03                            1.32 to 1.74    15,000,000
--------------------------------------------------------------------------------------------
            TOTAL FOREIGN CERTIFICATES OF DEPOSIT
            (Cost -- $346,983,083)                                               346,983,083
--------------------------------------------------------------------------------------------
TIME DEPOSIT -- 3.6%
 29,488,000 Chase Manhattan Bank matures 1/2/03
            (Cost -- $29,488,000)                                     1.25        29,488,000
--------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $820,894,027*)                                             $820,894,027
--------------------------------------------------------------------------------------------

*Aggregate cost for Federal income tax purposes is substantially the same.



                      See Notes to Financial Statements.


    13 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

 STATEMENTS OF ASSETS AND LIABILITIES                          DECEMBER 31, 2002


                                            Cash         Government    Retirement
                                          Portfolio      Portfolio     Portfolio
----------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized cost       $23,159,822,466 $3,433,236,828 $820,894,027
  Cash                                              71            167          903
  Interest receivable                       43,902,159      3,960,706    1,036,019
  Deferred compensation                        330,535         48,471       16,945
---------------------------------------------------------------------------------
  Total Assets                          23,204,055,231  3,437,246,172  821,947,894
---------------------------------------------------------------------------------
LIABILITIES:
  Management fees payable                    8,198,752      1,290,427      318,720
  Distribution fees payable                    765,543        112,664       27,240
  Deferred compensation payable                330,535         48,471       16,945
  Dividends payable                             73,706          6,849          452
  Payable for securities purchased                  --     49,981,000           --
  Accrued expenses                          10,388,811        813,381      107,159
---------------------------------------------------------------------------------
  Total Liabilities                         19,757,347     52,252,792      470,516
---------------------------------------------------------------------------------
Total Net Assets                       $23,184,297,884 $3,384,993,380 $821,477,378
---------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares
  (50,000,000,000,
  10,000,000,000 and
  5,000,000,000 shares
  authorized, respectively;
  par value $0.01 per share)           $   231,842,979 $   33,849,934 $  8,214,776
  Capital paid in excess of par value   22,952,454,905  3,351,143,446  813,262,602
---------------------------------------------------------------------------------
Total Net Assets                       $23,184,297,884 $3,384,993,380 $821,477,378
---------------------------------------------------------------------------------
Shares Outstanding:
  Class A                               22,746,817,145  3,383,072,706  821,477,619
  Class L                                      347,166        131,427           --
  Class Y                                   63,400,920      1,789,247           --
  Class Z                                  373,732,643             --           --
Net Asset Value, per class                       $1.00          $1.00        $1.00
---------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    14 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

 STATEMENTS OF OPERATIONS                   FOR THE YEAR ENDED DECEMBER 31, 2002

                                             Cash      Government  Retirement
                                           Portfolio   Portfolio   Portfolio
 -----------------------------------------------------------------------------
 INVESTMENT INCOME:
   Interest                               $515,271,952 $68,666,193 $16,030,196
 ----------------------------------------------------------------------------
 EXPENSES:
   Management fees (Note 3)                108,717,599  16,324,462   3,987,026
   Shareholder and system servicing fees    29,986,338   2,381,059   1,118,834
   Distribution fees (Note 3)               26,754,461   3,747,976     886,006
   Custody                                   1,169,523     176,958      59,966
   Shareholder communications                  516,422      30,646      27,149
   Registration fees                           353,506     164,309      70,081
   Directors' fees                             175,650      33,091      10,130
   Audit and legal                              74,262      85,779      33,455
   Other                                       188,264      49,286      13,006
 ----------------------------------------------------------------------------
   Total Expenses                          167,936,025  22,993,566   6,205,653
 ----------------------------------------------------------------------------
 Net Investment Income                     347,335,927  45,672,627   9,824,543
 ----------------------------------------------------------------------------
 Net Realized Gain From
  Security Transactions                         42,844      51,600          --
 ----------------------------------------------------------------------------
 Increase in Net Assets From Operations   $347,378,771 $45,724,227 $ 9,824,543
 ----------------------------------------------------------------------------


                      See Notes to Financial Statements.

    15 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS


                                                       For the Years Ended December 31,

Cash Portfolio                                                2002               2001
--------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                $     347,335,927  $   1,624,422,261
  Net realized gain                                               42,844            704,230
--------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                     347,378,771      1,625,126,491
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)                      (347,378,771)    (1,634,065,600)
--------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                        91,261,777,742    127,804,359,155
  Net asset value of shares issued
   for reinvestment of dividends                             336,979,727      1,766,422,796
  Cost of shares reacquired                             (100,599,025,378)  (152,512,634,312)
--------------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions     (9,000,267,909)   (22,941,852,361)
--------------------------------------------------------------------------------------------
Decrease in Net Assets                                    (9,000,267,909)   (22,950,791,470)
NET ASSETS:
  Beginning of year                                       32,184,565,793     55,135,357,263
--------------------------------------------------------------------------------------------
  End of year                                          $  23,184,297,884  $  32,184,565,793
--------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    16 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

                                               For the Years Ended December 31,

Government Portfolio                                         2002              2001
------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                $     45,672,627  $    187,016,176
  Net realized gain                                              51,600            51,979
------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                     45,724,227       187,068,155
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)                      (45,724,227)     (187,084,112)
------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                       11,059,499,198    13,693,535,580
Net asset value of shares issued
 for reinvestment of dividends                               44,636,094       201,616,247
  Cost of shares reacquired                             (11,970,131,557)  (15,422,940,350)
------------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions      (865,996,265)   (1,527,788,523)
------------------------------------------------------------------------------------------
Decrease in Net Assets                                     (865,996,265)   (1,527,804,480)
NET ASSETS:
  Beginning of year                                       4,250,989,645     5,778,794,125
------------------------------------------------------------------------------------------
  End of year                                          $  3,384,993,380  $  4,250,989,645
------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.

    17 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

                                               For the Years Ended December 31,

Retirement Portfolio                                         2002             2001
----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                $     9,824,543  $    50,360,307
  Net realized gain                                                 --               --
----------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                     9,824,543       50,360,307
----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)                      (9,824,784)     (50,360,307)
----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                       1,232,035,532    1,752,775,577
  Net asset value of shares issued
   for reinvestment of dividends                             9,633,186       55,463,091
  Cost of shares reacquired                             (1,409,776,412)  (2,700,194,529)
----------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions     (168,107,694)    (891,955,861)
----------------------------------------------------------------------------------------
Decrease in Net Assets                                    (168,107,935)    (891,955,861)
NET ASSETS:
  Beginning of year                                        989,585,313    1,881,541,174
----------------------------------------------------------------------------------------
  End of year                                          $   821,477,378  $   989,585,313
----------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


    18 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies

Smith Barney Money Funds, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): the Cash Portfolio, the Government Portfolio and the Retirement Portfolio.

The significant accounting policies consistently followed by the Fund are: (a) transactions in money market instruments and U.S. government obligations are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium approximates value; (c) interest income is recorded on the accrual basis; (d) direct expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (g) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Dividends

Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

3. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings, Inc. which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. As compensation for its services, each Portfolio pays SBFM a daily fee calculated at the following rates: Cash
Portfolio: 0.45% on the first $6.0 billion of average daily net assets, 0.425% on the next $6.0 billion, 0.40% on the next $6.0 billion and 0.35% on the average daily net assets in excess of $18.0 billion; Goverment Portfolio: 0.45% on the first $2.5 billion of the average daily net assets, 0.40% on the next $2.5


    19 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders billion and 0.35% on average daily net assets in excess of $5.0 billion; and Retirement Portfolio: 0.45% on the first $1.0 billion of average daily net assets, 0.40% on the next $1.0 billion and 0.35% on average daily net assets in excess of $2.0 billion. These fees are calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), formerly known as Travelers Bank & Trust, fsb., another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Services ("PFPC") and Primerica Shareholder Services ("PSS") act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts. For the year ended December 31, 2002, the Fund paid transfer agent fees of $18,484,586, $1,280,903 and $1,060,714 for the Cash, Government and
Retirement Portfolios, respectively, to CTB.

Salomon Smith Barney Inc. ("SSB") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. In addition, SSB and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

Pursuant to a Distribution Plan, each Portfolio makes payments to SSB for assistance in distributing Class A and L shares calculated at an annual rate of 0.10% of average daily net assets of each class, respectively.

For the year ended December 31, 2002, total Distribution Plan fees incurred were:

          Portfolio                                  Class A   Class L
          ------------------------------------------------------------
          Cash                                     $26,754,151    $310
          ------------------------------------------------------------
          Government                                 3,747,887      89
          ------------------------------------------------------------
          Retirement                                   886,006      --
          -----------------------------------------------------------

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of ) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.


    20 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

5. Income Tax Information and Distributions to Shareholders

At December 31, 2002, the tax basis components of distributable earnings were:

                                         Cash     Government Retirement
                                       Portfolio  Portfolio  Portfolio
         --------------------------------------------------------------
         Undistributed ordinary income $1,519,103  $259,927   $22,145
         --------------------------------------------------------------

The tax character of distributions paid during the year ended December 31, 2002 were:

                           Cash      Government  Retirement
                         Portfolio   Portfolio   Portfolio
-----------------------------------------------------------
Ordinary income         $347,378,771 $45,724,227 $9,824,784
Long term capital gains           --          --         --
-----------------------------------------------------------
Total                   $347,378,771 $45,724,227 $9,824,784
-----------------------------------------------------------

6. Capital Shares

The Fund offers multiple classes of shares within the Cash and Government Portfolios. Class A and Class Y shares can be purchased directly by investors; Class L and Class Z shares can only be purchased by participants in the Smith Barney 401(k) Program.


    21 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

Transactions in shares of each Portfolio were as follows:

                                        Year Ended        Year Ended
       Cash Portfolio                December 31, 2002 December 31, 2001
       -----------------------------------------------------------------
       Class A
       Shares sold                     90,760,175,185   126,740,478,908
       Shares issued on reinvestment      330,807,374     1,752,966,829
       Shares reacquired             (100,060,391,471) (151,701,473,737)
       -----------------------------------------------------------------
       Net Decrease                    (8,969,408,912)  (23,208,028,000)
       -----------------------------------------------------------------
       Class L
       Shares sold                             88,366           279,006
       Shares issued on reinvestment            3,944            10,676
       Shares reacquired                      (49,149)         (177,835)
       -----------------------------------------------------------------
       Net Increase                            43,161           111,847
       -----------------------------------------------------------------
       Class Y
       Shares sold                        168,716,757       681,334,489
       Shares issued on reinvestment          524,759         2,422,747
       Shares reacquired                 (166,022,311)     (648,806,314)
       -----------------------------------------------------------------
       Net Increase                         3,219,205        34,950,922
       -----------------------------------------------------------------
       Class Z
       Shares sold                        332,797,434       382,266,752
       Shares issued on reinvestment        5,643,650        11,022,544
       Shares reacquired                 (372,562,447)     (162,176,426)
       -----------------------------------------------------------------
       Net Increase (Decrease)            (34,121,363)      231,112,870
       -----------------------------------------------------------------


    22 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

                                        Year Ended        Year Ended
       Government Portfolio          December 31, 2002 December 31, 2001
       -----------------------------------------------------------------
       Class A
       Shares sold                     11,000,216,447    13,610,926,974
       Shares issued on reinvestment       44,356,635       200,674,158
       Shares reacquired              (11,890,947,145)  (15,340,445,232)
       -----------------------------------------------------------------
       Net Decrease                      (846,374,063)   (1,528,844,100)
       -----------------------------------------------------------------
       Class L
       Shares sold                             42,696            19,536
       Shares issued on reinvestment            1,372             5,059
       Shares reacquired                      (35,623)          (23,084)
       -----------------------------------------------------------------
       Net Increase                             8,445             1,511
       -----------------------------------------------------------------
       Class Y
       Shares sold                         59,240,055        82,589,070
       Shares issued on reinvestment          278,087           937,030
       Shares reacquired                  (79,148,789)      (82,472,034)
       -----------------------------------------------------------------
       Net Increase (Decrease)            (19,630,647)        1,054,066
       -----------------------------------------------------------------

       Retirement Portfolio
       -----------------------------------------------------------------
       Class A
       Shares sold                      1,232,035,532     1,752,775,577
       Shares issued on reinvestment        9,633,186        55,463,091
       Shares reacquired               (1,409,776,412)   (2,700,194,529)
       -----------------------------------------------------------------
       Net Decrease                      (168,107,694)     (891,955,861)
       -----------------------------------------------------------------

    23 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS


For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                   Class A Shares
                                      ---------------------------------------
 Cash Portfolio                        2002    2001    2000    1999     1998
 ------------------------------------------------------------------------------
 Net Asset Value, Beginning of Year    $1.00   $1.00   $1.00   $1.00    $1.00
 ------------------------------------------------------------------------------
 Net investment income                 0.013   0.037   0.058   0.046    0.050
 Dividends from net investment income (0.013) (0.037) (0.058) (0.046)  (0.050)
 ------------------------------------------------------------------------------
 Net Asset Value, End of Year          $1.00   $1.00   $1.00   $1.00    $1.00
 ------------------------------------------------------------------------------
 Total Return                           1.28%   3.78%   5.98%   4.73%    5.07%
 ------------------------------------------------------------------------------
 Net Assets, End of Year (billions)      $23     $32     $55     $45      $40
 ------------------------------------------------------------------------------
 Ratios to Average Net Assets:
   Expenses/(1)/                        0.62%   0.59%   0.57%   0.62%    0.63%
   Net investment income                1.27    3.93    5.84    4.63     4.95
 ------------------------------------------------------------------------------
                                                   Class L Shares
                                      ---------------------------------------
 Cash Portfolio                        2002    2001    2000    1999   1998/(2)/
 ------------------------------------------------------------------------------
 Net Asset Value, Beginning of Year    $1.00   $1.00   $1.00   $1.00    $1.00
 ------------------------------------------------------------------------------
 Net investment income                 0.013   0.037   0.058   0.047    0.050
 Dividends from net investment income (0.013) (0.037) (0.058) (0.047)  (0.050)
 ------------------------------------------------------------------------------
 Net Asset Value, End of Year          $1.00   $1.00   $1.00   $1.00    $1.00
 ------------------------------------------------------------------------------
 Total Return                           1.29%   3.81%   6.01%   4.78%    5.12%
 ------------------------------------------------------------------------------
 Net Assets, End of Year (000s)         $347    $304    $193    $582     $412
 ------------------------------------------------------------------------------
 Ratios to Average Net Assets:
   Expenses/(1)/                        0.61%   0.56%   0.54%   0.57%    0.59%
   Net investment income                1.28    3.53    5.58    4.70     5.07
 ------------------------------------------------------------------------------
                                                   Class Y Shares
                                      ---------------------------------------
 Cash Portfolio                        2002    2001    2000    1999     1998
 ------------------------------------------------------------------------------
 Net Asset Value, Beginning of Year    $1.00   $1.00   $1.00   $1.00    $1.00
 ------------------------------------------------------------------------------
 Net investment income                 0.014   0.039   0.060   0.048    0.052
 Dividends from net investment income (0.014) (0.039) (0.060) (0.048)  (0.052)
 ------------------------------------------------------------------------------
 Net Asset Value, End of Year          $1.00   $1.00   $1.00   $1.00    $1.00
 ------------------------------------------------------------------------------
 Total Return                           1.45%   3.94%   6.17%   4.91%    5.29%
 ------------------------------------------------------------------------------
 Net Assets, End of Year (millions)      $63     $60     $25     $67     $159
 ------------------------------------------------------------------------------
 Ratios to Average Net Assets:
   Expenses/(1)/                        0.45%   0.40%   0.38%   0.42%    0.42%
   Net investment income                1.44    3.96    5.92    4.76     5.17
 ------------------------------------------------------------------------------

(1) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(2) On June 12, 1998, Class C shares were renamed Class L shares.

    24 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                   Class Z Shares
                                      ---------------------------------------
 Cash Portfolio                        2002    2001    2000    1999     1998
 ------------------------------------------------------------------------------
 Net Asset Value, Beginning of Year    $1.00   $1.00   $1.00   $1.00    $1.00
 ------------------------------------------------------------------------------
 Net investment income                 0.014   0.039   0.060   0.048    0.052
 Dividends from net investment income (0.014) (0.039) (0.060) (0.048)  (0.052)
 ------------------------------------------------------------------------------
 Net Asset Value, End of Year          $1.00   $1.00   $1.00   $1.00    $1.00
 ------------------------------------------------------------------------------
 Total Return                           1.45%   3.96%   6.17%   4.91%    5.29%
 ------------------------------------------------------------------------------
 Net Assets, End of Year (millions)     $374    $408    $177    $128       $2
 ------------------------------------------------------------------------------
 Ratios to Average Net Assets:
   Expenses/(1)/                        0.45%   0.40%   0.38%   0.41%    0.43%
   Net investment income                1.45    3.48    6.02    4.86     5.21
 ------------------------------------------------------------------------------
                                                   Class A Shares
                                      ----------------------------------------
 Government Portfolio                  2002    2001    2000    1999     1998
 ------------------------------------------------------------------------------
 Net Asset Value, Beginning of Year    $1.00   $1.00   $1.00   $1.00    $1.00
 ------------------------------------------------------------------------------
 Net investment income                 0.012   0.036   0.057   0.045    0.049
 Dividends from net investment income (0.012) (0.036) (0.057) (0.045)  (0.049)
 ------------------------------------------------------------------------------
 Net Asset Value, End of Year          $1.00   $1.00   $1.00   $1.00    $1.00
 ------------------------------------------------------------------------------
 Total Return                           1.22%   3.67%   5.85%   4.60%    5.00%
 ------------------------------------------------------------------------------
 Net Assets, End of Year (billions)       $3      $4      $6      $5       $5
 ------------------------------------------------------------------------------
 Ratios to Average Net Assets:
   Expenses/(1)/                        0.61%   0.56%   0.59%   0.61%    0.60%
   Net investment income                1.21    3.74    5.71    4.50     4.88
 ------------------------------------------------------------------------------
                                                   Class L Shares
                                      ---------------------------------------
 Government Portfolio                  2002    2001    2000    1999   1998/(2)/
 ------------------------------------------------------------------------------
 Net Asset Value, Beginning of Year    $1.00   $1.00   $1.00   $1.00    $1.00
 ------------------------------------------------------------------------------
 Net investment income                 0.012   0.036   0.057   0.045    0.049
 Dividends from net investment income (0.012) (0.036) (0.057) (0.045)  (0.049)
 ------------------------------------------------------------------------------
 Net Asset Value, End of Year          $1.00   $1.00   $1.00   $1.00    $1.00
 ------------------------------------------------------------------------------
 Total Return                           1.21%   3.68%   5.87%   4.62%    5.01%
 ------------------------------------------------------------------------------
 Net Assets, End of Year (000s)         $131    $123    $121    $113     $206
 ------------------------------------------------------------------------------
 Ratios to Average Net Assets:
   Expenses/(1)/                        0.61%   0.63%   0.58%   0.59%    0.59%
   Net investment income                1.21    3.53    5.70    4.47     4.94
 ------------------------------------------------------------------------------

(1) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(2)  On June 12, 1998, Class C shares were renamed Class L shares.

    25 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                   Class Y Shares
                                       --------------------------------------
  Government Portfolio                  2002    2001    2000    1999    1998
  ----------------------------------------------------------------------------
  Net Asset Value, Beginning of Year    $1.00   $1.00   $1.00   $1.00   $1.00
  ----------------------------------------------------------------------------
  Net investment income                 0.013   0.037   0.058   0.047   0.050
  Dividends from net investment income (0.013) (0.037) (0.058) (0.047) (0.050)
  ----------------------------------------------------------------------------
  Net Asset Value, End of Year          $1.00   $1.00   $1.00   $1.00   $1.00
  ----------------------------------------------------------------------------
  Total Return                           1.35%   3.78%   6.02%   4.78%   5.13%
  ----------------------------------------------------------------------------
  Net Assets, End of Year (millions)       $2     $21     $20      $8      $4
  ----------------------------------------------------------------------------
  Ratios to Average Net Assets:
    Expenses/(1)/                        0.48%   0.44%   0.44%   0.45%   0.48%
    Net investment income                1.38    3.69    5.85    4.64    5.06
  ----------------------------------------------------------------------------
                                                   Class A Shares
                                       --------------------------------------
  Retirement Portfolio                  2002    2001    2000    1999    1998
  ----------------------------------------------------------------------------
  Net Asset Value, Beginning of Year    $1.00   $1.00   $1.00   $1.00   $1.00
  ----------------------------------------------------------------------------
  Net investment income/(2)/            0.011   0.035   0.057   0.046   0.049
  Dividends from net investment income (0.011) (0.035) (0.057) (0.046) (0.049)
  ----------------------------------------------------------------------------
  Net Asset Value, End of Year          $1.00   $1.00   $1.00   $1.00   $1.00
  ----------------------------------------------------------------------------
  Total Return                           1.11%   3.60%   5.89%   4.65%   5.04%
  ----------------------------------------------------------------------------
  Net Assets, End of Year (millions)     $821    $990  $1,882  $1,704  $1,682
  ----------------------------------------------------------------------------
  Ratios to Average Net Assets:
    Expenses/(1)(2)/                     0.70%   0.69%   0.68%   0.69%   0.70%
    Net investment income                1.11    3.78    5.74    4.55    4.92
  ----------------------------------------------------------------------------

(1) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(2) The investment manager has waived a portion of its management fees for the years ended December 31, 1999 and December 31, 1998. If such fees were not waived, the per share decrease on net investment income and the actual expense ratio would have been as follows:

                      Per Share Decreases to   Expense Ratio
                      Net Investment Income  Without Fee Waiver
                      ---------------------- -----------------
                 1999        $0.0001                0.71%
                 1998         0.0002                0.72


    26 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

 INDEPENDENT AUDITORS' REPORT



To the Shareholders and Board of Directors of The Smith Barney Money Funds,
Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Smith Barney Money Funds, Inc. (comprised of the Cash, Government and Retirement Portfolios) ("Fund") as of December 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Fund as of December 31, 2002, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                /s/ KPMG LLP

New York, New York
February 12, 2003


    27 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

 ADDITIONAL INFORMATION (UNAUDITED)

Information about Directors and Officers

The business and affairs of the Smith Barney Money Funds, Inc. ("Fund") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about Directors and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or the Fund's sub-transfer agent (Primerica Shareholder Services at 1-800-544-5445).

                                                                                Number of
                                                                                Portfolios
                                         Term                                    in Fund
                                      of Office*           Principal             Complex       Other
                          Position(s) and Length         Occupation(s)           Overseen  Directorships
                           Held with   of Time              During                  By        Held by
Name, Address and Age        Fund       Served          Past Five Years          Director    Director
--------------------------------------------------------------------------------------------------------
Non-Interested Directors:
Lee Abraham                Director     Since    Retired; Former Chairman           28        Signet
13732 LeHavre Drive                      1999    and CEO of Associated                         Group
Frenchman's Creek                                Merchandising Corp., a                         PLC
Palm Beach Gardens, FL                           major retail merchandising
33410                                            organization. Former
Age 75                                           Director of Galey & Lord,
                                                 Liz Claiborne, R.G. Barry
                                                 Corporation
Allan J. Bloostein         Director     Since    President of Allan Bloostein       35        Taubman
27 West 67th Street                      1999    Associates, a consulting firm.               Centers
Apt. 5FW                                         Former Director of CVS                        Inc.
New York, NY 10023                               Corporation
Age 72
Jane F. Dasher             Director     Since    Controller of PBK                  28         None
Korsant Partners                         1999    Holdings Inc., a family
283 Greenwich Avenue                             investment company
3rd Floor
Greenwich, CT 06830
Age 53
Donald R. Foley            Director     Since    Retired                            19         None
3668 Freshwater Drive                    1982
Jupiter, FL 33477
Age 80
Richard E. Hanson, Jr.     Director     Since    Retired; Former Head of the        28         None
2751 Vermont Route 140                   1999    New Atlanta Jewish
Poultney, VT 05764                               Community High School
Age 61


    28 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

                                                                             Number of
                                                                             Portfolios
                                        Term                                  in Fund
                                     of Office*          Principal            Complex       Other
                       Position(s)   and Length        Occupation(s)          Overseen  Directorships
                        Held with     of Time             During                 By        Held by
Name, Address and Age     Fund         Served         Past Five Years         Director    Director
-----------------------------------------------------------------------------------------------------
Dr. Paul Hardin       Director         Since    Professor of Law &               36         None
12083 Morehead                          1994    Chancellor Emeritus at the
Chapel Hill, NC                                 University of North Carolina
27514-8426
Age 71

Roderick C. Rasmussen Director         Since    Investment Counselor             28         None
9 Cadence Court                         1982
Morristown, NJ 07960
Age 76

John P. Toolan        Director         Since    Retired                          28         John
7202 Southeast Golf                     1992                                               Hancock
Ridge Way                                                                                   Funds
Hobe Sound, FL 33455
Age 72

Interested Director:
R. Jay Gerken**       Chairman,        Since    Managing Director of            227         None
SSB                   President and     2002    Salomon Smith Barney Inc.
399 Park Avenue       Chief                     ("SSB"); Chairman,
4th Floor             Executive                 President and Chief
New York, NY 10022    Officer                   Executive Officer of Smith
Age 51                                          Barney Fund Management
                                                LLC ("SBFM"), Travelers
                                                Investment Adviser, Inc.
                                                (''TIA") and Citi Fund
                                                Management Inc.

Officers:

Lewis E. Daidone      Senior Vice      Since    Managing Director of SSB;       N/A        N/A
SSB                   President and     1990    formerly Chief Financial
125 Broad Street      Chief                     Officer and Treasurer of
11th Floor            Administrative            mutual funds affiliated with
New York, NY 10004    Officer                   Citigroup Inc.; Director and
Age 45                                          Senior Vice President of
                                                SBFM and TIA


    29 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

                                                                                Number of
                                                                                Portfolios
                                          Term                                   in Fund
                                       of Office*           Principal            Complex       Other
                          Position(s)  and Length         Occupation(s)          Overseen  Directorships
                           Held with    of Time              During                 By        Held by
Name, Address and Age        Fund        Served          Past Five Years         Director    Director
--------------------------------------------------------------------------------------------------------

Richard L. Peteka        Chief           Since    Director and Head of Internal    N/A          N/A
SSB                      Financial        2002    Control for Citigroup Asset
125 Broad Street         Officer and              Management ("CAM") U.S.
11th Floor               Treasurer                Mutual Fund Administration
New York, NY 10004                                from 1999-2002; Vice
Age 41                                            President, Head of Mutual
                                                  Fund Administration and
                                                  Treasurer at Oppenheimer
                                                  Capital from 1996-1999

Martin R. Hanley         Vice            Since    Portfolio Manager                N/A          N/A
SSB                      President and    1993
399 Park Avenue          Investment
4th Floor                Officer
New York, NY 10022
Age 35

Kevin Kennedy            Vice            Since    Portfolio Manager                N/A          N/A
CAM                      President and    2001
399 Park Avenue          Investment
4th Floor                Officer
New York, NY 10022
Age 48

Kaprel Ozsolak           Controller      Since    Vice President of SSB            N/A          N/A
SSB                                       2002
125 Broad Street
11th Floor
New York, NY 10004
Age 37

Christina T. Sydor       Secretary       Since    Managing Director of SSB;        N/A          N/A
SSB                                       1987    General Counsel and
300 First Stamford Place                          Secretary of SBFM and TIA
4th Floor
Stamford, CT 06902
Age 52

--------
 * Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is a Trustee who is an "interested person" of the Trust as defined in the Investment Company Act of 1940 because Mr. Gerken is an officer of SBFM and certain of its affiliates.


    30 Smith Barney Money Funds, Inc. | 2002 Annual Report to Shareholders

 TAX INFORMATION (UNAUDITED)



For Federal tax purposes, the Fund hereby designates for the fiscal year ended December 31, 2002:

   Percentage of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level:

                     . Cash Portfolio                2.00%
                     . Government Portfolio         38.78
                     . Retirement Portfolio          1.45


  31   Smith Barney Money Funds, Inc.   |  2002 Annual Report to Shareholders

 SMITH BARNEY
 MONEY FUNDS, INC.


DIRECTORS                INVESTMENT MANAGER
Lee Abraham              Smith Barney Fund
Allan J. Bloostein         Management LLC
Jane F. Dasher
Donald R. Foley          DISTRIBUTORS
R. Jay Gerken, Chairman  Salomon Smith Barney Inc.
Richard E. Hanson, Jr.   PFS Distributors, Inc.
Dr. Paul Hardin
Roderick C. Rasmussen    CUSTODIAN
John P. Toolan           State Street Bank and
                           Trust Company
OFFICERS
R. Jay Gerken            TRANSFER AGENT
President and            Citicorp Trust Bank, fsb.
Chief Executive Officer  125 Broad Street, 11th Floor
                         New York, New York 10004
Lewis E. Daidone
Senior Vice President    SUB-TRANSFER AGENTS
and Chief Administrative PFPC Global Fund Services
Officer                  P.O. Box 9699
                         Providence, Rhode Island
Richard L. Peteka        02940-9699
Chief Financial Officer
and Treasurer            Primerica Shareholder Services
                         P.O. Box 9662
Martin R. Hanley         Providence, Rhode Island
Vice President and       02940-9662
Investment Officer

Kevin Kennedy
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

  Smith Barney Money Funds, Inc.




  This report is submitted for general information of the shareholders of Smith Barney Money Funds, Inc., but it may also be used as sales literature when preceded or accompanied by the current prospectus which gives details about changes, expenses, investment objectives and operating policies of the Portfolios. If used as sales material after March 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY MONEY FUNDS, INC.
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarney.com/mutualfunds

[LOGO] SALOMON SMITH BARNEY
 Salomon Smith Barney is a service mark of
 Salomon Smith Barney Inc.
 FD0858 2/03                                                            03-4456